AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2011

File No. 033-50718
File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
                                           SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 152	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 153	/X/

THE ADVISORS’ INNER CIRCLE FUND
(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (800) 932-7781

Philip T. Masterson
c/o SEI Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire	Christopher D. Menconi
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103	Washington, DC 20004

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 152 relates solely to the  Cambiar Smid 30 Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 152 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of June, 2011.

THE ADVISORS’ INNER CIRCLE FUND

By: /s/                        *
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

*	Trustee	June 20, 2011
Charles E. Carlbom

*	Trustee	June 20, 2011
John K. Darr

*	Trustee	June 20, 2011
William M. Doran

*	Trustee	June 20, 2011
Mitchell A. Johnson

*	Trustee	June 20, 2011
Betty L. Krikorian

*	Trustee	June 20, 2011
Robert A. Nesher

*	Trustee	June 20, 2011
James M. Storey

*	Trustee	June 20, 2011
George J. Sullivan, Jr.

*	President	June 20, 2011
Philip T. Masterson

*	Treasurer, Controller &	June 20, 2011
Michael Lawson	Chief Financial Officer

*By:  /s/ Dianne M. Sulzbach
   *Dianne M. Sulzbach, pursuant to Power of Attorney

Exhibit Index

Exhibit Number                         Description

EX-101.INS                               XBRL Instance Document

EX-101.SCH                              XBRL Taxonomy Extension Schema Document

EX-101.CAL                              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                              XBRL Taxomony Extension Presentation Linkbase